Leases - Carrying amounts of right-of use assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		$ 31,882,053	$ 24,893,882	$ 23,500,081
Additions		6,949,684	11,031,862	4,831,704
Depreciation on right of use assets	$ (249,558)	(4,702,971)	(4,043,691)	(3,437,903)
Balance at the end	$ 1,811,006	34,128,766	31,882,053	24,893,882
Flight equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		31,126,169	24,406,960	23,047,879
Additions		6,676,492	10,585,188	4,665,330
Depreciation on right of use assets		(4,490,572)	(3,865,979)	(3,306,249)
Balance at the end		33,312,089	31,126,169	24,406,960
Aircraft spare engines
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		579,696	300,029	220,554
Additions		230,200	387,480	157,225
Depreciation on right of use assets		(132,698)	(107,813)	(77,750)
Balance at the end		677,198	579,696	300,029
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning		176,188	186,893	231,648
Additions		42,992	59,194	9,149
Depreciation on right of use assets		(79,701)	(69,899)	(53,904)
Balance at the end		$ 139,479	$ 176,188	$ 186,893